Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Cash and balances at central banks	£ 150,258	£ 177,069	£ 171,082
Cash collateral and settlement balances	83,256	77,222
Loans and advances at amortised cost	339,115	326,406
Reverse repurchase agreements and other similar secured lending	3,379	2,308
Trading portfolio assets	114,195	104,187
Financial assets at fair value through the income statement	133,086	149,648
Derivative financial instruments	229,236	222,538
Financial assets at fair value through other comprehensive income	65,750	52,816
Other financial assets	1,375	1,006
Total financial assets	1,119,650	1,113,200
Other assets	20,579	20,083
Total Assets	1,140,229	1,133,300	1,133,200
Liabilities [abstract]
Deposits at amortised cost	415,787	394,838
Cash collateral and settlement balances	67,341	67,522
Repurchase agreements and other similar secured borrowing	14,517	18,578
Debt securities in issue	76,369	82,286
Subordinated liabilities	18,156	20,559	23,826
Trading portfolio liabilities	36,916	37,882
Financial liabilities designated at fair value	204,326	216,834
Derivative financial liabilities	229,204	219,643
Other financial liabilities	5,019	3,815
Total financial liabilities	1,067,635	1,061,957
Other liabilities	6,934	7,547
Total liabilities	1,074,569	1,069,504
Cumulative liquidity gap	65,660	63,779	£ 66,016	£ 71,365
On demand [member]
Assets [abstract]
Cash and balances at central banks	149,383	175,534
Cash collateral and settlement balances	2,022	2,389
Loans and advances at amortised cost	14,824	12,506
Reverse repurchase agreements and other similar secured lending	13	31
Trading portfolio assets	114,195	104,187
Financial assets at fair value through the income statement	14,279	13,606
Derivative financial instruments	229,063	222,384
Financial assets at fair value through other comprehensive income	0	11
Other financial assets	895	761
Total financial assets	524,674	531,409
Liabilities [abstract]
Deposits at amortised cost	348,337	342,967
Cash collateral and settlement balances	3,053	3,542
Repurchase agreements and other similar secured borrowing	7	1,331
Debt securities in issue	0	26
Subordinated liabilities	0	0
Trading portfolio liabilities	36,916	37,882
Financial liabilities designated at fair value	13,952	14,280
Derivative financial liabilities	228,617	219,578
Other financial liabilities	251	277
Total financial liabilities	631,133	619,883
Cumulative liquidity gap	(106,459)	(88,474)
Not more than three months [member]
Assets [abstract]
Cash and balances at central banks	766	1,353
Cash collateral and settlement balances	81,231	74,786
Loans and advances at amortised cost	10,944	11,171
Reverse repurchase agreements and other similar secured lending	3,097	1,245
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	89,355	112,297
Derivative financial instruments	30	0
Financial assets at fair value through other comprehensive income	6,694	3,120
Other financial assets	441	182
Total financial assets	192,558	204,154
Liabilities [abstract]
Deposits at amortised cost	42,357	30,029
Cash collateral and settlement balances	64,275	63,973
Repurchase agreements and other similar secured borrowing	2,755	5,542
Debt securities in issue	12,795	14,779
Subordinated liabilities	207	306
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	127,939	143,635
Derivative financial liabilities	1	9
Other financial liabilities	2,361	2,984
Total financial liabilities	252,690	261,257
Cumulative liquidity gap	(166,591)	(145,577)
Over three months but not more than six months [member]
Assets [abstract]
Cash and balances at central banks	109	118
Cash collateral and settlement balances	3	19
Loans and advances at amortised cost	13,108	7,938
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	13,979	7,174
Derivative financial instruments	0	6
Financial assets at fair value through other comprehensive income	3,241	2,784
Other financial assets	25	56
Total financial assets	30,465	18,095
Liabilities [abstract]
Deposits at amortised cost	10,671	7,282
Cash collateral and settlement balances	13	5
Repurchase agreements and other similar secured borrowing	10	0
Debt securities in issue	6,560	5,937
Subordinated liabilities	78	0
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,890	6,809
Derivative financial liabilities	0	0
Other financial liabilities	55	0
Total financial liabilities	28,277	20,033
Cumulative liquidity gap	(164,403)	(147,515)
Over six months and not later than nine months [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	7,738	5,416
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,443	3,124
Derivative financial instruments	0	1
Financial assets at fair value through other comprehensive income	1,164	1,696
Other financial assets	0	0
Total financial assets	12,345	10,237
Liabilities [abstract]
Deposits at amortised cost	3,861	3,672
Cash collateral and settlement balances	0	2
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	4,147	5,159
Subordinated liabilities	75	78
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,519	9,051
Derivative financial liabilities	8	0
Other financial liabilities	52	0
Total financial liabilities	14,662	17,962
Cumulative liquidity gap	(166,720)	(155,240)
Over nine months and not later than one year [member]
Assets [abstract]
Cash and balances at central banks	0	64
Cash collateral and settlement balances	0	22
Loans and advances at amortised cost	7,031	7,072
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,317	2,312
Derivative financial instruments	0	4
Financial assets at fair value through other comprehensive income	1,159	2,719
Other financial assets	14	7
Total financial assets	9,521	12,200
Liabilities [abstract]
Deposits at amortised cost	4,067	3,237
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	3,123	7,686
Subordinated liabilities	832	45
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	3,798	3,577
Derivative financial liabilities	0	0
Other financial liabilities	50	0
Total financial liabilities	11,870	14,545
Cumulative liquidity gap	(169,069)	(157,585)
Later than one year and not later than two years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	2
Loans and advances at amortised cost	21,771	26,336
Reverse repurchase agreements and other similar secured lending	77	586
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,664	4,677
Derivative financial instruments	7	14
Financial assets at fair value through other comprehensive income	7,711	6,080
Other financial assets	0	0
Total financial assets	31,230	37,695
Liabilities [abstract]
Deposits at amortised cost	3,935	3,983
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	10,007	3
Debt securities in issue	8,387	6,984
Subordinated liabilities	4,979	860
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,981	10,383
Derivative financial liabilities	36	3
Other financial liabilities	1,110	554
Total financial liabilities	35,435	22,770
Cumulative liquidity gap	(173,274)	(142,660)
Later than two years and not later than three years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	22,478	25,559
Reverse repurchase agreements and other similar secured lending	190	446
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	512	165
Derivative financial instruments	24	11
Financial assets at fair value through other comprehensive income	6,521	2,765
Other financial assets	0	0
Total financial assets	29,725	28,946
Liabilities [abstract]
Deposits at amortised cost	930	2,053
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,201	10,017
Debt securities in issue	3,325	6,248
Subordinated liabilities	3,266	5,156
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,235	5,689
Derivative financial liabilities	42	3
Other financial liabilities	138	0
Total financial liabilities	15,137	29,166
Cumulative liquidity gap	(158,686)	(142,880)
Over three years but not more than five years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	4
Loans and advances at amortised cost	37,408	39,604
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	953	311
Derivative financial instruments	9	11
Financial assets at fair value through other comprehensive income	11,896	7,818
Other financial assets	0	0
Total financial assets	50,266	47,748
Liabilities [abstract]
Deposits at amortised cost	530	520
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	470	1,201
Debt securities in issue	18,189	12,988
Subordinated liabilities	1,075	3,387
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	7,706	7,116
Derivative financial liabilities	42	3
Other financial liabilities	242	0
Total financial liabilities	28,254	25,215
Cumulative liquidity gap	(136,674)	(120,347)
Over five years and not later than ten years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	40,702	48,606
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,302	829
Derivative financial instruments	79	86
Financial assets at fair value through other comprehensive income	21,195	18,659
Other financial assets	0	0
Total financial assets	64,278	68,180
Liabilities [abstract]
Deposits at amortised cost	545	349
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	484
Debt securities in issue	14,342	15,812
Subordinated liabilities	5,979	6,968
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	7,127	4,415
Derivative financial liabilities	88	3
Other financial liabilities	351	0
Total financial liabilities	28,432	28,031
Cumulative liquidity gap	(100,828)	(80,198)
Over ten years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	163,111	142,198
Reverse repurchase agreements and other similar secured lending	2	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	5,282	5,153
Derivative financial instruments	24	21
Financial assets at fair value through other comprehensive income	6,169	7,164
Other financial assets	0	0
Total financial assets	174,588	154,536
Liabilities [abstract]
Deposits at amortised cost	554	746
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	67	0
Debt securities in issue	5,501	6,667
Subordinated liabilities	1,665	3,759
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,179	11,879
Derivative financial liabilities	370	44
Other financial liabilities	409	0
Total financial liabilities	21,745	23,095
Cumulative liquidity gap	£ 52,015	£ 51,243